Share-Based Compensation - Disclosure of Stock-Based Compensation Expense (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	¥ 229,795	$ 32,525	¥ 514,664	¥ 515,203
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	132,724	18,786	308	470
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	¥ 97,071	$ 13,739	¥ 514,356	¥ 514,733